                                                    ANNUAL REPORT
--------------------------------------------------------------------------------


             HOTCHKIS AND WILEY FUNDS              JUNE 30, 2000
            725 SOUTH FIGUEROA STREET              [LOGO]
                    SUITE 4000
        LOS ANGELES, CALIFORNIA 90017-5400         HOTCHKIS AND WILEY FUNDS
                   800-236-4479
                                                   TOTAL RETURN BOND FUND
                INVESTMENT ADVISER                 --------------------------------------------------
                 MERCURY ADVISORS                  Seeks to maximize long-term total return. The Fund
            725 SOUTH FIGUEROA STREET                  invests in bonds of varying maturities with a
                    SUITE 4000                         portfolio duration of two to eight years.
        LOS ANGELES, CALIFORNIA 90017-5400
                  LEGAL COUNSEL
            GARDNER, CARTON & DOUGLAS
              321 NORTH CLARK STREET
             CHICAGO, ILLINOIS 60610
             INDEPENDENT ACCOUNTANTS
            PRICEWATERHOUSECOOPERS LLP
            100 EAST WISCONSIN AVENUE
            MILWAUKEE, WISCONSIN 53202
                   DISTRIBUTOR
              FAM DISTRIBUTORS, INC.
                  P.O. BOX 9081
         PRINCETON, NEW JERSEY 08543-9081
                  TRANSFER AGENT
          FINANCIAL DATA SERVICES, INC.
                  P.O. BOX 41621
         JACKSONVILLE, FLORIDA 33232-1621
                    CUSTODIAN
          BROWN BROTHERS HARRIMAN & CO.
                 40 WATER STREET
         BOSTON, MASSACHUSETTS 02109-3661

               THIS MATERIAL MUST BE PRECEDED                            MERCURY ADVISORS: INVESTMENT ADVISER
              OR ACCOMPANIED BY A PROSPECTUS.

                        [HOTCHKIS AND WILEY FUNDS LOGO]

DEAR SHAREHOLDER:

We are pleased to present to you the annual report of the Hotchkis and Wiley Total Return Bond Fund for the fiscal year ended June 30, 2000.

A booming economy is fundamentally bad for the bond market as it signals potential future inflationary pressures resulting from an excess of demand relative to supply. The past twelve months were no exception. The economy grew at an estimated 6.0% rate during the last twelve months. Consumer spending, the result of full employment and a booming equity market, has been the key driver of this torrid growth. Investment spending has also been a vital component of growth as corporations have invested in productivity-enhancing technology in order to remain competitive. These productivity enhancements have kept inflation contained, particularly relative to such strong economic growth, but recently signs of increasing inflation began to emerge.

Meanwhile, technical changes in the market became increasingly important. In spite of a steaming economy, longer-maturity U.S. Treasuries actually rallied as the Treasury Department began to reduce the supply of outstanding debt by purchasing and retiring billion of dollars of bonds. The Treasury buybacks were a result of record federal surpluses and are expected to continue for several years. The increased current demand and anticipation of reduced future supply caused 30-year Treasury yields to fall by 7 basis points during the past year. In the meantime, the Federal Reserve Bank continued to slow the economy by increasing short-term rates. The Fed raised the Federal Funds Rate by 150 basis points in five separate moves over the past twelve months. In sympathy, short-term Treasury rates rose between 83 and 118 basis points.

With short-term rates rising and long-term rates falling, the yield curve continued to invert. In fact, at the end of the period, three-month Treasury yields, at 5.86%, were only 4 basis points lower than 30 year Treasury yields. At the beginning of the period this difference was a more normal 121 basis points.

Non-Treasury sectors of the bond market did not perform nearly as well as Treasuries, particularly longer-maturity issues. Corporate securities suffered as the Fed raised rates and investors fled to higher quality positions. In general, lower quality and longer maturity corporate bonds fared the worst. Many below-investment-grade bonds posted negative total returns for the twelve-month period as the negative price effects of spread widening more than offset their initial yield advantage. Floating-rate debt, the coupon payments of which adjust upwards as rates rise, outperformed fixed-rate issues. Adjusted for duration differences, mortgage- and asset-backed securities performed in-line with the overall market. However, in both cases, longer-maturity issues underperformed shorter-maturity issues. Non-U.S. bonds posted fairly weak returns as global growth remained strong. However, emerging market issues were extremely strong, bouncing back as those economies regained some momentum.

The Fund was positioned for rising interest rates, and this duration decision added to relative returns. In terms of yield curve strategy, or maturity structure, the Fund's lack of longer-maturity Treasuries had a significant, negative impact on performance, which contributed to the Fund's underperformance compared to the Lehman Brothers Aggregate Bond Index. Sector strategies, on balance, detracted from relative returns. In general, holdings of non-Treasury issues for additional yield had a negative impact. Specifically, overweighting corporates with limited use of below-investment-grade issues detracted from performance. A neutral to slight underweighting of mortgage-backed securities did not significantly impact the portfolio. A larger-than-index allocation to asset-backed securities improved performance. Finally, security selection added to returns primarily through large positions in floating-rate securities and Treasury Inflation Protected Securities.

We appreciate your continued support and look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Nancy D. Celick
Nancy D. Celick
President
HOTCHKIS AND WILEY FUNDS

     The opinions expressed in the Shareholder letter are as of June 30, 2000. They are subject to change and any forecasts made cannot be guaranteed. The Fund may not continue to hold any securities mentioned and has no obligation to disclose purchases or sales in these securities.

                    TOTAL RETURN BOND FUND - INVESTOR CLASS
                        DECEMBER 6, 1994 - JUNE 30, 2000
                                  [LINE GRAPH]

                                                                   TOTAL RETURN BOND FUND           LEHMAN BROTHERS AGGREGATE
                                                                   ----------------------           -------------------------
                                                                           10000                              10000
                                                                           10033                              10006
                                                                           10498                              10510
Jun 95                                                                     11187                              11150
                                                                           11555                              11369
                                                                           12172                              11853
                                                                           11883                              11643
Jun 96                                                                     11972                              11710
                                                                           12312                              11926
                                                                           12701                              12284
                                                                           12754                              12215
Jun 97                                                                     13225                              12664
                                                                           13608                              13084
                                                                           14067                              13469
                                                                           14331                              13678
Jun 98                                                                     14687                              13998
                                                                           15305                              14590
                                                                           15304                              14639
                                                                           15175                              14566
Jun 99                                                                     15026                              14438
                                                                           15109                              14536
                                                                           15050                              14519
                                                                           15238                              14839
Jun 00                                                                     15415                              15097

                                                        Ended 6/30/00
                                                        -------------
                 Investor Class                      Fund     Lehman Agg
------------------------------------------------------------------------
One Year                                             2.59%       4.57%
------------------------------------------------------------------------
Five Years                                           6.62%       6.25%
------------------------------------------------------------------------
Since Inception (12/6/94)                            8.08%       7.67%
------------------------------------------------------------------------
Distributor Class
------------------------------------------------------------------------
One Year                                             2.37%       4.57%
------------------------------------------------------------------------
Since Inception (6/2/99)                             2.40%       4.46%
------------------------------------------------------------------------

HOW A $10,000 INVESTMENT HAS GROWN:

    The chart above shows the growth of a $10,000 investment in the Fund as compared to the performance of the Lehman Brothers Aggregate Bond Index. The table below the chart shows the average annual total returns of an investment over various periods.

    Total returns and average annual total returns for the Fund are net of all charges and fees and assume reinvestment of capital gains distributions and shareholder dividends at net asset value. The investment adviser pays annual operating expenses in excess of 0.65% and 0.90% of the average net assets of the Investor Class and Distributor Class, respectively. Were the investment adviser not to pay such expenses, net returns would be lower. Investment returns and principal will vary so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

    The Distributor Class pays an annual 0.25% 12b-1 fee.

    The Fund may invest a portion of its assets in non-investment grade debt securities, commonly referred to as high yield or "junk" bonds, which may be subject to greater market fluctuations and risk of loss of income and principal than securities in higher rating categories. The Fund may also invest a portion of its assets in emerging market and other foreign securities, which involve special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments.

    The Lehman Brothers Aggregate Bond Index is made up of the Government/Credit Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Index includes fixed-rate debt issues rated investment-grade or higher. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. The Index does not reflect payment of transaction costs, fees and expenses associated with an investment in the Fund. The securities and securities weightings in the Fund differ from those in the Index. It is not possible to invest directly in an index.

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                             TOTAL RETURN BOND FUND

       CORPORATE BONDS            Principal
      AND NOTES -- 33.0%           Amount          Value
------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.8%
 ............................................................
Raytheon Company, (Acquired
  3/02/2000, cost $1,150,000),
  7.4700%, 3/01/2002 # r         $ 1,150,000    $  1,149,301
------------------------------------------------------------
BANKS -- 4.2%
 ............................................................
MBNA Corporation, 7.1275%,
  6/17/2002 #                      1,100,000       1,096,697
 ............................................................
Sovereign Bancorp, (Acquired
  6/23/2000, cost $2,500,000)
  10.2000%, 6/30/2005 r            2,500,000       2,527,400
 ............................................................
Unibanco Grand Cayman,
  (Acquired 11/15/1999, cost
  $1,044,308), 7.7500%,
  8/14/2000 r                      1,050,000       1,050,189
 ............................................................
Wells Fargo Bank, N.A., CLB
  8/01/2000, 6.8913%,
  5/02/2005 #                      1,325,000       1,323,076
 ..................... ......................       ---------
                                                   5,997,362
------------------------------------------------------------
CABLE -- 1.4%
 ............................................................
Cox Communications, Inc.,
  6.5300%, 2/01/2028               2,225,000       2,059,936
------------------------------------------------------------
ELECTRIC: INTEGRATED -- 2.6%
 ............................................................
Empresa Nacional de
  Electricidad SA
  (Endesa-Chile), 8.5000%,
  4/01/2009                        1,780,000       1,737,291
 ............................................................
SCANA Corporation, (Acquired
  1/31/2000, cost $2,000,000),
  CLB 8/08/2000, 7.1525%,
  2/08/2002 # r                    2,000,000       1,999,790
 ..................... ......................       ---------
                                                   3,737,081
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 0.9%
 ............................................................
Pioneer-Standard Electronics,
  Inc., 8.5000%, 8/01/2006         1,400,000       1,348,081
------------------------------------------------------------

                                  Principal
                                   Amount          Value
------------------------------------------------------------
EUROBANKS -- 3.1%
 ............................................................
ForeningsSparbanken AB
  (Swedbank), 7.9410%,
  12/15/2049 #                   $ 1,000,000    $    992,779
 ............................................................
Nordbanken, CLB 9/27/2001,
  7.4750%, 9/29/2049 #             1,300,000       1,290,159
 ............................................................
Okobank, CLB 10/25/2001,
  7.2975%, 9/29/2049 #             2,150,000       2,146,397
 ..................... ......................       ---------
                                                   4,429,335
------------------------------------------------------------
FINANCIAL SERVICES -- 9.4%
 ............................................................
Countrywide Home Loans, Inc.,
  7.2500%, 3/19/2003 #               500,000         500,091
 ............................................................
Fuji Finance Grand Cayman:
  7.3000%, 3/29/2049 #             1,200,000       1,165,570
 ............................................................
  CLB 8/08/2002, 7.1137%,
    8/29/2049 #                    1,000,000         971,353
 ............................................................
Ford Motor Credit Company,
  7.8750%, 6/15/2010               2,000,000       2,000,640
 ............................................................
General Motors Acceptance
  Corporation, 7.7500%,
  1/19/2010                        4,250,000       4,235,507
 ............................................................
Golden State Holdings, CLB
  8/14/2000, 7.3913%,
  8/01/2003 #                      3,000,000       2,857,209
 ............................................................
Pemex Finance Ltd., 5.7200%,
  11/15/2003                       1,837,500       1,787,419
 ..................... ......................       ---------
                                                  13,517,789
------------------------------------------------------------
FOOD -- 1.3%
 ............................................................
Gruma S.A., 7.6250%,
  10/15/2007                       2,215,000       1,896,594
------------------------------------------------------------
OIL: INTEGRATED -- 1.7%
 ............................................................
Ashland, Inc., CLB 3/07/2001,
  7.3925%, 3/07/2003 #             1,000,000         996,631
 ............................................................
YPF Sociedad Anonima:
  7.2500%, 3/15/2003                 575,000         559,187
 ............................................................
  8.0000%, 2/15/2004                 925,000         911,125
 ..................... ......................       ---------
                                                   2,466,943
------------------------------------------------------------

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                             TOTAL RETURN BOND FUND

                                  Principal
                                   Amount          Value
------------------------------------------------------------
RETAIL -- 1.7%
 ............................................................
Great Atlantic & Pacific Tea,
  7.7000%, 1/15/2004             $ 2,500,000    $  2,386,660
------------------------------------------------------------
SAVINGS & LOANS -- 0.3%
 ............................................................
Western Financial Savings
  Bank, CLB 8/14/2000,
  8.5000%, 7/01/2003                 500,000         467,500
------------------------------------------------------------
SOVEREIGN -- 0.9%
 ............................................................
Republic of Philippines,
  9.8750%, 1/15/2019               1,600,000       1,312,000
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.1%
 ............................................................
Telefonica de Argentina S.A.,
  11.8750%, 11/01/2004             1,500,000       1,571,250
------------------------------------------------------------
TRUCKING & LEASING -- 0.7%
 ............................................................
Amerco, Inc., 8.8000%,
  2/04/2005                        1,000,000         957,798
------------------------------------------------------------
TRANSPORTATION -- 2.9%
 ............................................................
Bombardier Capital, Inc.:
  (Acquired 1/22/1999, cost
    $1,496,910), 6.0000%,
    1/15/2002 r                    1,500,000       1,464,958
 ............................................................
  (Acquired 8/18/1999, cost
    $1,994,020), 7.5000%,
    8/15/2004 r                    2,000,000       1,985,182
 ............................................................
Delta Air Lines ETC:
  CLB, 9.9000%, 1/02/2002            250,000         254,431
 ............................................................
  10.5000%, 4/30/2016                500,000         541,957
 ..................... ......................       ---------
                                                   4,246,528
------------------------------------------------------------
Total corporate bonds and
  notes
  (cost $47,986,916)                              47,544,158
------------------------------------------------------------
GOVERNMENT AGENCY
MORTGAGE-BACKED
SECURITIES -- 13.6%
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.6%
 ............................................................
Federal Home Loan Mortgage Corporation:
  1564 SE, CLB, 7.8476%,
    8/15/2008 #                       79,934          75,571
 ............................................................
  1261 J, CLB, 8.0000%,
    7/15/2021                        762,029         768,103
 ............................................................

                                  Principal
                                   Amount          Value
------------------------------------------------------------
  1573 GC, CLB, 9.1632%,
    1/15/2023 #                  $   389,364    $    332,816
 ............................................................
  1588 SA, 6.0259%, 9/15/2023
    #                              2,100,000       1,528,136
 ............................................................
  2118 Z, CLB, 6.5000%,
    12/15/2028                        69,727          52,646
 ............................................................
  8.5000%, 8/15/2030 /\            5,600,000       5,704,983
 ............................................................
Federal National Mortgage Association:
  1993-175 SD, 7.7393%,
    9/25/2008 #                    4,600,000       4,401,910
 ............................................................
  1994-27 SD, 5.3519%,
    3/25/2023 #                    2,435,785       1,901,062
 ............................................................
  1993-G27 SB, 6.1639%,
    8/25/2023 #                       36,426          25,995
 ............................................................
  1993-183 SH, 9.3911%,
    10/25/2023 #                   1,856,073       1,876,123
 ............................................................
Government National Mortgage
  Association:
  1999-28 ZA, 6.5000%,
    11/20/2023                       624,850         570,430
 ............................................................
  7.5000%, 7/15/2030 /\            2,400,000       2,382,744
 ..................... ......................       ---------
                                                  19,620,519
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.0%
 ............................................................
Federal National Mortgage Association,
  1998-48 CI (IO), 6.5000%,
    8/25/2028                        140,345          24,723
------------------------------------------------------------
Total government agency mortgage- backed
  securities
  (cost $20,152,059)                              19,645,242
------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES -- 20.1%
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 10.2%
 ............................................................
Associates Manufactured
  Housing Pass-Through
  Certificates, CLB, 1996-2
  A4, 6.6000%, 6/15/2027             500,000         493,467
 ............................................................
CIT Marine Trust, CLB, 1999-A
  A2, 5.8000%, 4/15/2010           2,000,000       1,926,230
 ............................................................

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                             TOTAL RETURN BOND FUND

                                  Principal
                                   Amount          Value
------------------------------------------------------------
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust, (Acquired
  9/24/1997, cost $360,974),
  1997-5 A1, 7.7200%,
  6/15/2005 r +                  $   360,974    $    108,292
 ............................................................
Commercial Mortgage Acceptance
  Corporation, (Acquired
  3/13/1998, cost $265,052),
  CLB, 1996-C2 A2, 7.0328%,
  9/15/2023 # r                      262,144         259,568
 ............................................................
Commercial Mortgage Asset
  Trust, CLB, 1999-C2 A2,
  7.5460%, 1/17/2010 #             2,600,000       2,600,429
 ............................................................
CPS Auto Trust, CLB, 1998-1 A,
  6.0000%, 8/15/2003                 181,284         178,840
 ............................................................
The C.S. First Boston Mortgage
  Securities Corp. Commercial
  Mortgage Pass-Through
  Certificates, 1998-C1 A1B,
  6.4800%, 5/17/2008                 750,000         706,138
 ............................................................
Delta Funding Home Equity Loan
  Trust, CLB, 1999-1 A2F,
  5.9800%, 2/15/2023               2,000,000       1,966,430
 ............................................................
GREAT, (Acquired 7/02/1998,
  cost $157,239), 1998-1 A1,
  7.3300%, 9/15/2007 r +             157,239          47,172
 ............................................................
Green Tree Financial
  Corporation, 1995-4 A4, CLB,
  6.7500%, 6/15/2025                 170,025         169,530
 ............................................................
Green Tree Recreational,
  Equipment & Consumer Trust,
  CLB, 1996-B CTFS, 7.7000%,
  7/15/2018                          450,000         430,918
 ............................................................
Heilig-Meyers Master Trust,
  (Acquired 2/20/1998, cost
  $499,954), CLB, 1998-1A A,
  6.1250%, 1/20/2007 r               500,000         486,277
 ............................................................
Nomura Asset Securities
  Corporation, 1995-MD3 A1B,
  CLB, 8.1500%, 3/04/2020            750,000         772,434
 ............................................................

                                  Principal
                                   Amount          Value
------------------------------------------------------------
Nomura Depositor Trust:
  (Acquired 6/28/1999, cost
    $486,914), CLB, 1998-ST1
    A3, 7.2313%, 1/15/2003 # r   $   500,000    $    493,379
 ............................................................
  (Acquired 9/03/1999, cost
    $1,674,524), 1998-ST1A
    A3A, 7.2013%, 1/15/2003 #
    r                              1,700,000       1,676,360
 ............................................................
Resolution Trust Corporation:
  1994-C2 G, CLB, 8.0000%,
    4/25/2025                        492,232         470,005
 ............................................................
  1994-C1 E, CLB, 8.0000%,
    6/25/2026                      1,939,372       1,903,057
 ..................... ......................       ---------
                                                  14,688,526
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.7%
 ............................................................
Blackrock Capital Finance LP,
  (Acquired 6/23/1997, cost
  $127,007), CLB, 1997-R2
  (AP), 9.4735%, 12/25/2035 #
  r                                  127,786         129,064
 ............................................................
CMC Securities Corporation IV,
  CLB, 1994-G A4, 7.0000%,
  9/25/2024                          200,000         183,233
 ............................................................
Citicorp Mortgage Securities,
  Inc.:
  CLB, 1994-4 A6, 6.0000%,
    2/25/2009                      2,154,137       2,087,736
 ............................................................
  CLB, 1997-3 A2, 6.9200%,
    8/25/2027                          8,617           8,583
 ............................................................
Collateralized Mortgage
  Obligations Trust, CLB, 57
  D, 9.9000%, 2/01/2019              197,139         204,452
 ............................................................
GE Capital Mortgage Services,
  Inc., 1994-24 A4, 7.0000%,
  7/25/2024                          169,843         156,450
 ............................................................
Housing Securities, Inc.:
  CLB, 1994-1 AB2, 6.5000%,
    3/25/2009                        393,051         289,752
 ............................................................
  CLB, 1994-2 B1, 6.5000%,
    7/25/2009                        209,834         163,080
 ............................................................
Independent National Mortgage
  Corporation, CLB, 1995-F A5,
  8.2500%, 5/25/2010                 521,325         525,815
 ............................................................

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                             TOTAL RETURN BOND FUND

                                  Principal
                                   Amount          Value
------------------------------------------------------------
Ocwen Residential MBS Corp.,
  (Acquired 6/18/1998, cost
  $546,547), CLB, 1998-R2 AP,
  6.5671%, 11/25/2034 # r        $   564,429    $    536,207
 ............................................................
Prudential Home Mortgage
  Securities:
  CLB, 1993-50 A11, 8.7500%,
    11/25/2023                     3,312,928       3,309,125
 ............................................................
  CLB, 1993-54 A17, 2.6710%,
    1/25/2024 #                    1,150,000         774,465
 ............................................................
Salomon Brothers Mortgage
  Securities VII, 1998-NC3 A2,
  CLB, 6.4100%, 8/25/2028          2,250,000       2,236,399
 ............................................................
Washington Mutual, (Acquired
  4/06/2000, cost $600,000),
  CLB, 2000-1 B1, 10.6513%,
  1/25/2040 # r                      600,000         600,000
 ..................... ......................       ---------
                                                  11,204,361
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.2%
 ............................................................
Commercial Mortgage Asset
  Trust, (Acquired 7/22/1999,
  cost $3,084,459), CLB,
  1999-C1X IO, 0.9124%,
  6/17/2020 # r                   49,500,649       3,123,738
------------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $29,686,141)                              29,016,625
------------------------------------------------------------
PREFERRED STOCK -- 0.3%               Shares
------------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/1997, cost
  $500,000) r                            500         376,000
------------------------------------------------------------

U.S. TREASURY
OBLIGATIONS -- 28.5%               Principal
                                      Amount
------------------------------------------------------------
U.S. Treasury Bonds:
  6.3750%, 8/15/2027 /\/\        $ 3,000,000       3,086,250
 ............................................................
  5.2500%, 2/15/2029 /\/\          5,425,000       4,814,687
 ............................................................
U.S. Treasury Notes:
  6.6250%, 5/31/2002 /\/\          1,500,000       1,506,094
 ............................................................
  5.7500%, 4/30/2003               4,000,000       3,940,000
 ............................................................
  6.5000%, 5/15/2005               3,300,000       3,337,125
 ............................................................
  6.5000%, 10/15/2006              4,765,000       4,820,098
 ............................................................
  6.5000%, 2/15/2010               5,250,000       5,430,469
 ............................................................

                                  Principal
                                   Amount          Value
------------------------------------------------------------
U.S. Treasury Inflation Index:
  3.6250%, 7/15/2002             $ 9,834,248    $  9,772,784
 ............................................................
  3.8750%, 4/15/2029               4,477,934       4,466,739
------------------------------------------------------------
Total U.S. Treasury
  obligations
  (cost $40,623,859)                              41,174,246
------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.6%
------------------------------------------------------------
COMMERCIAL PAPER -- 8.6%
 ............................................................
Air Products and Chemicals,
  Inc., 6.8000%, 7/13/2000
  4(2)                             2,300,000       2,294,787
 ............................................................
Enron Corp., 7.1700%,
  7/06/2000 4(2)                   7,000,000       6,993,029
 ............................................................
Public Services Electric and
  Gas, 6.7900%, 7/13/2000 4(2)     3,100,000       3,092,984
 ..................... ......................       ---------
                                                  12,380,800
------------------------------------------------------------
CERTIFICATES OF
  DEPOSIT -- 0.0%
 ............................................................
Brown Brothers Call Deposit,
  5.5000%                             21,000          21,000
------------------------------------------------------------
Total short-term investments
  (cost $12,401,800)                              12,401,800
------------------------------------------------------------
Total investments -- 104.1%
  (cost $151,350,775)                            150,158,071
 ............................................................
Liabilities in excess of other
  assets -- (4.1)%                                (5,846,901)
 ..................... ......................       ---------
                                                $144,311,170
Total net assets -- 100.0%
------------------------------------------------------------

# -- Variable rate security. The rate listed is as of June 30, 2000.

IO -- Interest Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

4(2) -- Restricted Security requiring resale to institutional investors.

+ -- Security Fair Valued under procedures established by the Board of Trustees (See Note 1). Issuer in bankruptcy.

/\  -- When-issued security.

/\/\ -- Security marked as segregated to cover when-issued security.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                   TOTAL RETURN BOND FUND                     June 30, 2000
---------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................  $150,158,071
  Cash......................................................       277,967
  Dividends and interest receivable.........................     1,853,050
  Receivable for investments sold...........................     5,734,960
  Receivable for Fund shares sold...........................     1,108,656
  Prepaid expenses..........................................        14,571
                                                              ------------
      Total assets..........................................   159,147,275
                                                              ------------
LIABILITIES:
  Payable to Adviser........................................        11,215
  Payable for investments purchased.........................    13,770,250
  Payable for Fund shares repurchased.......................       549,811
  Dividends payable.........................................       347,273
  Accrued expenses and other liabilities....................       157,556
                                                              ------------
      Total liabilities.....................................    14,836,105
                                                              ------------
      Net assets............................................  $144,311,170
                                                              ============
NET ASSETS CONSIST OF:
  Paid in capital...........................................  $153,769,812
  Undistributed net investment income.......................       159,921
  Undistributed net realized loss on securities.............    (8,425,859)
  Net unrealized depreciation of securities.................    (1,192,704)
                                                              ------------
      Net assets............................................  $144,311,170
                                                              ============
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
  Net assets................................................  $100,371,857
  Shares outstanding (unlimited shares of no par value
    authorized).............................................     8,140,604
  Net asset value per share (offering and redemption
    price)..................................................  $      12.33
                                                              ============
CALCULATION OF NET ASSET VALUE PER SHARE -- DISTRIBUTOR
  CLASS:
  Net assets................................................  $ 43,939,313
  Shares outstanding (unlimited shares of no par value
    authorized).............................................     3,563,165
  Net asset value per share (offering and redemption
    price)..................................................  $      12.33
                                                              ============
*Cost of Investments........................................  $151,350,775
                                                              ============

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                               Year Ended
                   TOTAL RETURN BOND FUND                     June 30, 2000
---------------------------------------------------------------------------
INVESTMENT INCOME:
  Income
    Dividends...............................................   $    71,690
    Interest................................................     9,807,555
                                                               -----------
        Total income........................................     9,879,245
                                                               -----------
  Expenses
    Advisory fee............................................       730,843
    Legal and auditing fees.................................        19,316
    Custodian fees and expenses.............................        32,827
    Accounting and transfer agent fees and expenses.........       312,542
    Administration fee......................................        49,716
    Trustees' fees and expenses.............................        10,267
    Reports to shareholders.................................        20,738
    Registration fees.......................................        40,116
    Distribution fees -- Distributor Class..................        55,492
    Other expenses..........................................         5,669
                                                               -----------
        Total expenses......................................     1,277,526
    Less, expense reimbursement.............................      (358,311)
                                                               -----------
        Net expenses........................................       919,215
                                                               -----------
    Net investment income...................................     8,960,030
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on securities.........................    (6,981,068)
    Net change in unrealized depreciation of securities.....     1,666,645
                                                               -----------
  Net loss on investments...................................    (5,314,423)
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $ 3,645,607
                                                               ===========


                     See Notes to the Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year Ended      Year Ended
TOTAL RETURN BOND FUND                                        June 30, 2000   June 30, 1999
-------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................  $  8,960,030    $  4,939,996
    Net realized loss on securities.........................    (6,981,068)       (572,730)
    Net change in unrealized appreciation (depreciation) of
     securities.............................................     1,666,645      (3,760,047)
                                                              ------------    ------------
        Net increase in net assets resulting from
        operations..........................................     3,645,607         607,219
                                                              ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR
  CLASS:
    Net investment income...................................    (7,291,962)     (5,340,145)
    Net realized gain on securities transactions............            --        (611,925)
                                                              ------------    ------------
        Total dividends and distributions...................    (7,291,962)     (5,952,070)
                                                              ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- DISTRIBUTOR
  CLASS:
    Net investment income...................................    (1,500,514)         (1,610)
                                                              ------------    ------------
FUND SHARE TRANSACTIONS -- INVESTOR CLASS:
    Net proceeds from shares sold...........................    41,986,625     125,105,923
    Shares issued in connection with payment of dividends
     and distributions......................................     5,463,345       5,441,888
    Cost of shares redeemed.................................   (66,748,481)    (46,130,262)
                                                              ------------    ------------
        Net increase (decrease) in net assets resulting from
        Fund share transactions.............................   (19,298,511)     84,417,549
                                                              ------------    ------------
FUND SHARE TRANSACTIONS -- DISTRIBUTOR CLASS:
    Net proceeds from shares sold...........................    61,723,153         349,125
    Shares issued in connection with payment of dividends
     and distributions......................................            --           1,610
    Cost of shares redeemed.................................   (17,636,227)             --
                                                              ------------    ------------
        Net increase in net assets resulting from Fund share
        transactions........................................    44,086,926         350,735
                                                              ------------    ------------
Total increase in net assets................................    19,641,546      79,421,823
NET ASSETS:
    Beginning of year.......................................   124,669,624      45,247,801
                                                              ------------    ------------
    End of year*............................................  $144,311,170    $124,669,624
                                                              ============    ============
*Including undistributed (distributions in excess of) net
  investment income of:.....................................  $    159,921    $    (79,637)
                                                              ============    ============
CHANGES IN SHARES OUTSTANDING -- INVESTOR CLASS:
    Shares sold.............................................     3,371,903       9,353,948
    Shares issued in connection with payment of dividends
     and distributions......................................       438,484         408,076
    Shares redeemed.........................................    (5,343,164)     (3,450,832)
                                                              ------------    ------------
        Net increase (decrease).............................    (1,532,777)      6,311,192
                                                              ============    ============
CHANGES IN SHARES OUTSTANDING -- DISTRIBUTOR CLASS:
    Shares sold.............................................     4,965,604          27,108
    Shares issued in connection with payment of dividends
     and distributions......................................            --             125
    Shares redeemed.........................................    (1,429,672)             --
                                                              ------------    ------------
        Net increase........................................     3,535,932          27,233
                                                              ============    ============

                     See Notes to the Financial Statements

                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2000

NOTE 1.
ACCOUNTING POLICIES: Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Trust was organized as a Massachusetts business trust on August 22, 1984 and consists of ten series of shares comprising the Balanced Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund, the Mid-Cap Fund, the Global Equity Fund and the Equity Fund for Insurance Companies (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements include financial information for the Total Return Bond Fund (the "Fund"); financial statements for the other Funds are reported on separately. Investment operations of the Fund began on December 6, 1994. The Fund seeks to maximize long-term total return.

Effective April 1, 1999, the Fund issued two classes of shares: Investor Class and Distributor Class. Distributor Class shares are subject to an annual Rule 12b-1 fee of 0.25% of average net assets. Investor Class shares do not pay a 12b-1 fee. Each class of shares for the Fund has identical rights and privileges except with respect to Rule 12b-1 fees paid by the Distributor Class, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Sales of Distributor Class shares commenced on June 2, 1999. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern Time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed-income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Mercury Advisors (the "Adviser"), formerly Hotchkis and Wiley, under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in U.S. dollars. For the Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

INCOME AND EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure. Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

RESTRICTED SECURITIES: The Fund owns investment securities which are unregistered and thus restricted as to resale. Resales of such securities may require registration or be limited to qualified institutional buyers. At June 30, 2000, the Fund had restricted securities with an aggregate market value of $30,393,677, representing 21% of the net assets of the Fund. Of this amount, the Fund had restricted securities that were determined to the illiquid pursuant to guidelines adopted by the Board of Trustees with an aggregate market value of $155,464, representing 0% of the net assets of the Fund.

WHEN-ISSUED SECURITIES: The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund maintains at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Adviser with which certain officers and Trustees of the Trust are affiliated. The Adviser is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 0.55% as applied to the Fund's daily net assets. The Adviser has contractually agreed to pay all operating expenses in excess of 0.65% for the Investor Class and 0.90% for the Distributor Class as applied to each class's daily net assets through June 30, 2001. For the year ended June 30, 2000, the Adviser paid $358,311 of operating expenses on behalf of the Fund.

The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan") that allows the Distributor Class of the Fund to make payments to administrators, broker/dealers or other institutions that provide accounting, recordkeeping or other services to investors and that have an administrative services agreement with the Trust or the Adviser to make Distributor Class shares available to their clients ("Recipients"). Recipients are paid an annual rate of 0.25% of the average net assets of the Distributor Class shares invested through the Recipient as compensation for providing distribution-related services such as advertising, printing and mailing prospectuses to potential investors and training sales personnel regarding the Fund. During the year ended June 30, 2000, the Distributor Class of the Fund incurred expenses of $55,492 pursuant to the 12b-1 Plan.

Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Accounting and transfer agent fees and expenses in the Statement of Operations.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
CREDIT FACILITY. Effective December 3, 1999, the Trust entered into a one year Credit Agreement with a syndicate of bank lenders led by Bank of America intended to provide the Fund with a source of cash to be used to meet redemption requests from Fund shareholders. The Trust together with certain other open-end investment companies advised by Merrill Lynch Investment Managers, L.P. and/or its affiliates may borrow in the aggregate up to $1,000,000,000, except that in no event may the borrowing by the Fund or any participating fund be in excess of that permitted by its prospectus and Statement of Additional Information or by applicable law. The Fund had no borrowings under the Credit Agreement for the year ended June 30, 2000.

NOTE 4.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 2000, were as follows:

                                                           Purchases                          Sales
                                                 ------------------------------   ------------------------------
                     Fund                        U.S. Government      Other       U.S. Government      Other
----------------------------------------------------------------------------------------------------------------
Total Return Bond Fund.........................   $204,033,042     $128,611,916    $186,703,653     $121,215,392

As of June 30, 2000, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                              Net Appreciation   Appreciated   Depreciated
                            Fund                               (Depreciation)    Securities    Securities
----------------------------------------------------------------------------------------------------------
Total Return Bond Fund......................................     $(1,212,163)    $1,237,377    $(2,449,540)

At June 30, 2000, the cost of investments for federal income tax purposes was $151,370,234. Any differences between book and tax are due primarily to wash sale losses. At June 30, 2000, the Fund deferred, on a tax basis, post-October losses of $5,399,366. Such amounts may be used to offset future capital gains. The Fund utilized $1,372,787 of post-October losses from the prior year to offset current year net capital gains. At June 30, 2000, the Fund had accumulated net realized capital loss carryovers of $3,007,035 expiring in 2008. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

NOTE 5.
SUBSEQUENT EVENTS. The Board of Trustees has approved, effective on or about October 5, 2000, (i) a change in the name of the Fund to Mercury Total Return Bond Fund, (ii) the establishment of a multi-class load distribution structure and (iii) the transfer of the Fund's assets to a "master" fund in a master/feeder structure (subject to shareholder approval).

NOTE 6.
FEDERAL TAX DISCLOSURE (UNAUDITED). For the year ended June 30, 2000, 12% of dividends distributed were derived from interest on U.S. government securities which is generally exempt from state income tax. For the year ended June 30, 2000, 1% of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    Distributor Class
                                                              Investor Class                  -----------------------------
                                                           Year Ended June 30,                                June 2, 1999*
                                               --------------------------------------------    Year Ended        through
TOTAL RETURN BOND FUND                          2000      1999      1998     1997     1996    June 30, 2000   June 30, 1999
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........  $ 12.85   $ 13.46   $13.04   $12.78   $12.94      $12.85          $12.88
                                               -------   -------   ------   ------   ------      ------          ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income....................     0.86      0.81     0.89     0.99     0.84(1)      0.80           0.06
    Net realized and unrealized gain (loss)
      on investments.........................    (0.54)    (0.49)    0.50     0.30     0.06       (0.51)          (0.03)
                                               -------   -------   ------   ------   ------      ------          ------
    Total from investment operations.........     0.32      0.32     1.39     1.29     0.90        0.29            0.03
                                               -------   -------   ------   ------   ------      ------          ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income)...    (0.84)    (0.83)   (0.97)   (0.92)   (0.93)      (0.81)          (0.06)
    Distributions (from realized gains)......       --     (0.10)      --    (0.11)   (0.13)         --              --
                                               -------   -------   ------   ------   ------      ------          ------
    Total distributions......................    (0.84)    (0.93)   (0.97)   (1.03)   (1.06)      (0.81)          (0.06)
                                               -------   -------   ------   ------   ------      ------          ------
Net Asset Value, End of Period...............  $ 12.33   $ 12.85   $13.46   $13.04   $12.78      $12.33          $12.85
                                               =======   =======   ======   ======   ======      ======          ======
TOTAL RETURN.................................     2.59%     2.30%   11.04%   10.48%    7.05%       2.37%           0.23%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).........  $100.37   $124.32   $45.25   $14.31   $43.42      $43.94           $0.35
Ratio of expenses to average net assets:
    Before expense reimbursement.............     0.92%     0.79%    1.02%    0.95%    0.98%       1.17%           1.18%+
    After expense reimbursement..............     0.65%     0.65%    0.65%    0.65%    0.68%       0.90%           0.90%+
Ratio of net investment income to average net
  assets:
    Before expense reimbursement.............     6.53%     5.64%    6.28%    6.78%    6.86%       6.28%           5.98%+
    After expense reimbursement..............     6.80%     5.78%    6.65%    7.08%    7.16%       6.55%           6.26%+
Portfolio turnover rate......................      247%      233%     195%     173%      51%        247%            233%

*   Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+   Annualized.
++  Not Annualized.

                     See Notes to the Financial Statements

HOTCHKIS

AND WILEY FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Hotchkis and Wiley Funds and Shareholders of the Hotchkis and Wiley Total Return Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hotchkis and Wiley Total Return Bond Fund (one of the ten portfolios of Hotchkis and Wiley Funds, the "Fund") at June 30, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, WI
August 17, 2000